Estimates (Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net unrealized gains included in other income (expense)	$ 4
Liabilities, Fair Value Disclosure, Recurring	672
Fair Value, Measurements, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, Fair Value Disclosure, Recurring		$ 532
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, Fair Value Disclosure, Recurring	$ 1
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		$ 5